UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.    Name and address of issuer:

            MainStay VP Series Fund, Inc.
            51 Madison Avenue
            New York, NY 10010

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2.    The name of each series of class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
      classes):                                                                X

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3.    Investment Company Act File Number:       811-03833
      Securities Act File Number:               002-86082

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4(a). Last day of fiscal year for which this Form is filed: 12/31/07

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4(b). ___ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

      Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). ___ Check box if this is the last time the issuer will be filing this
      Form.

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5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during the fiscal
            year pursuant to Section 24(f):*                        $270,969,884

      (ii)  Aggregate price of securities redeemed or repurchased
            during the fiscal year: *                   $233,937,827
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      (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $__________


      (iv)  Total available redemption credits [add Items 5(ii) and 5(iii)]:
                                                                   -$233,937,827
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      (v)   Net sales-If Item 5(i) is greater than Item
            5(iv) [subtract Item 5(iv) from Item 5(i)]:             $ 37,032,057

      (vi) Redemption credits available for use in future years if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item
            5(i)]:                                       $___________

      (vii) Multiplier for determining registration fee (See Instruction C.9):
                                                                     x0.00003930
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      (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]
             enter "0" for no fee is due):                           =$ 1,455.36
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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_____________
      If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:____________

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7.    Interest due -- if this Form is being filed more than 90 days after the
      end of the issuer's fiscal year (see Instruction D):      +$______________

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8.    Total of the amount of the registration fee due plus any interest due
      (line 5(viii) plus line 7):                                    =$ 1,455.36

      * Except for certain shares of the Bond, Capital Appreciation, Cash Management, Convertible, Government , High Yield Corporate Bond, International Equity, Mid Cap Core, and Mid Cap Value Portfolios, all sales and redemptions of shares of the Fund during the year ended December 31, 2007 were to and from insurance company separate accounts that issued securities on which registration fees were paid to the Commission pursuant to Section 6(b) of the 1933 Act.

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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:

         March 26, 2008

              Method of Delivery:      X      Wire Transfer
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                                              Mail or other means
                                     -----

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By (Signature and Title)*:                 /s/ Christopher Feind
                                           ---------------------
                                            Christopher Feind
                                            Assistant Treasurer

Date:  March 26, 2008

*Please print the name and title of the signing officer below the signature.